Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	PEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$149	1.25%
[1]
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Emerging Markets Equity Fund returned 37.93%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	37.93	7.69	10.76
Class A (with sales charge)	30.00	6.42	10.10
MSCI Emerging Markets Index-NR	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 819,633,287
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 5,252,344
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	PEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$237	2.00%
[3]
Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Emerging Markets Equity Fund returned 36.94%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	36.94	6.88	10.09
Class C (with sales charge)	35.94	6.88	10.09
MSCI Emerging Markets Index-NR	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 819,633,287
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 5,252,344
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	PEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$179	1.51%
[5]
Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Emerging Markets Equity Fund returned 37.60%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	37.60	7.41	10.47
MSCI Emerging Markets Index-NR	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 819,633,287
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 5,252,344
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	PEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$106	0.89%
[7]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Putnam Emerging Markets Equity Fund returned 38.43%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	38.43	8.13	11.18
MSCI Emerging Markets Index-NR	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 819,633,287
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 5,252,344
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	PEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$119	1.00%
[9]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Emerging Markets Equity Fund returned 38.31%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	38.31	7.96	11.03
MSCI Emerging Markets Index-NR	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 819,633,287
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 5,252,344
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class A
Trading Symbol	PGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.01%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Technology Fund returned 45.80%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	45.80	16.07	23.90
Class A (with sales charge)	37.42	14.71	23.17
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,930,823,617
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 9,735,794
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class C
Trading Symbol	PGTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.76%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Global Technology Fund returned 44.70%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	44.70	15.21	23.16
Class C (with sales charge)	43.70	15.21	23.16
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,930,823,617
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 9,735,794
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class R
Trading Symbol	PGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.26%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Global Technology Fund returned 45.43%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	45.43	15.79	23.59
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,930,823,617
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 9,735,794
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class R6
Trading Symbol	PTTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Putnam Global Technology Fund returned 46.27%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	46.27	16.48	24.32
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,930,823,617
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 9,735,794
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Global Technology Fund
Class Name	Class Y
Trading Symbol	PGTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.76%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Global Technology Fund returned 46.16%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	46.16	16.36	24.21
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,930,823,617
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 9,735,794
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[20]
*	Does not include derivatives, except purchased options, if any.